CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 139,406	$ 123,320
Notes receivable	28,880	15,323
Prepaid expenses	106,393	63,680
Deposits	25,730	28,409
Accounts receivable, net of allowance for doubtful accounts of nil and US$658 as of December 31, 2010 and 2011	103,920	49,746
Amounts due from related parties	3,494	2,485
Deferred tax assets	125
Other current assets	2,139	1,587
Total current assets	410,087	284,550
Fixed assets, net	4,344	2,082
Intangible assets, net	3,397
Longterm investments	1,445
Goodwill	4,335
Other non-current assets	1,009
Total non-current assets	14,530	2,082
TOTAL ASSETS	424,617	286,632
Current Liabilities:
Accounts payable (of which US$9,012 and US$687 as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	63,141	19,341
Amounts due to related parties (of which nil and nil as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	4,460	4,701
Advances from customers (of which US$3,083 and US$12,028 as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	85,720	57,970
Accrued expenses and other current liabilities (of which US$14,843 and US$4,411 as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	22,876	18,516
Dividends payable (of which nil and nil as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)		5,829
Consideration payable (of which nil and nil as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	2,813
Total current liabilities	179,010	106,357
Consideration payable (of which nil and nil as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	2,476
Total non-current liabilities	2,476
Total liabilities	181,486	106,357
Commitments (Note 19)
Redeemable non-controlling interest	4,723
Charm Communications Inc.'s equity
Ordinary shares (US$0.0001 par value per share; 205,000,000 and 207,000,000 shares authorized; 78,260,102 and 77,966,176 shares issued and outstanding as of December 31, 2010 and December 31, 2011, respectively)	8	8
Additional paid-in capital	116,637	115,288
Retained earnings	105,930	59,783
Accumulated other comprehensive income	13,384	4,319
Total Charm Communications Inc. shareholders' equity	235,959	179,398
Non-controlling interest	2,449	877
Total equity	238,408	180,275
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND EQUITY	$ 424,617	$ 286,632